UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
1/31/10 (Unaudited)

Key to holding's abbreviations
ABAG -- Association Of Bay Area Governments
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (142.8%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.8%)
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	$3,000,000	$3,091,590
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	1,200,000	1,023,984
			4,115,574

Arizona (3.3%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,300,000	3,186,942
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BBB-/P	425,000	427,049
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,500,000	1,421,940
Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.),
5s, 5/15/26	A-	800,000	775,672
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	1,969,000	1,795,866
Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,400,000	2,713,056
(Public Service Co. of NM), Ser. A, 6.3s, 12/1/26	Baa3	3,200,000	3,208,448
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	800,000	807,144
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,236,156
U. Medical Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s,
7/1/39	Baa1	1,000,000	1,065,080
			16,637,353

Arkansas (0.8%)
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A3	2,100,000	2,114,616
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	AAA	45,000	45,222
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa1	1,750,000	1,706,740
			3,866,578

California (18.1%)
ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC,
zero %, 8/1/20	A1	1,500,000	838,455
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, zero %, 8/1/23	A+	1,000,000	433,220
CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 5s, 3/1/42	A3	2,000,000	1,825,380
(U. of the Pacific), 5s, 11/1/21	A2	1,500,000	1,533,675
(Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	666,653
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Sutter Hlth.), Ser. A, NATL, 5 3/8s, 8/15/30	Aa3	2,500,000	2,500,925
AMBAC, 5.293s, 7/1/17	A2	2,400,000	2,428,272
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	Aa3	5,000,000	4,088,700
Ser. K, 4 5/8s, 8/1/26	Aa3	10,000,000	8,714,900
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,800,000	1,531,530
CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas &
Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,392,250
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.), Class C, 0.6s, 11/1/26	A-1+	2,500,000	2,500,000
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	850,000	836,349
CA State G.O. Bonds
6 1/2s, 4/1/33	A-	12,000,000	12,853,440
5s, 10/1/29	A-	4,000,000	3,802,680
CA State Pub. Wks. Board Rev. Bonds, Ser. I-1, 6 1/8s,
11/1/29	BBB+	1,000,000	1,015,640
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	5,250,000	4,760,543

Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BBB-/P	775,000	627,518
Chula Vista COP, NATL, 5s, 8/1/32	A	4,000,000	3,793,040
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	Aa3	1,915,000	1,832,100
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A,
zero %, 1/1/28	Aaa	20,000,000	9,044,600
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded)	Aaa	925,000	1,034,169
Ser. A-1, 5s, 6/1/33	BBB	1,050,000	821,184
Ser. S-B, zero %, 6/1/47	BB	6,000,000	213,360
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.),
5 3/4s, 8/10/18	Aa2	6,000,000	6,945,540
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	900,000	792,720
Redwood City, Elementary School Dist. G.O. Bonds,
FGIC, NATL, zero %, 8/1/21	A+	1,990,000	1,073,784
Rocklin, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 8/1/27	A1	2,000,000	674,560
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01, 5s, 9/1/20	BB+/P	1,195,000	1,119,249
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.), Ser. 97-01
5s, 9/1/29	BB+/P	1,180,000	1,018,257
5s, 9/1/18	BB+/P	1,030,000	987,636
San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A,
NATL, 6 1/2s, 8/1/17	A	5,000,000	5,287,500
San Juan, Unified School Dist. G.O. Bonds, FSA, zero
%, 8/1/19	AAA	1,000,000	601,290
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	B+/P	650,000	651,710
Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.),
Ser. A, 5 7/8s, 1/1/29	A1	1,585,000	1,683,666
			90,924,495

Colorado (2.3%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	292,110
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	1,375,000	1,376,361
(Evangelical Lutheran), 5s, 6/1/29	A3	850,000	755,234
CO Hsg. & Fin. Auth. Rev. Bonds (Single Family Mtge.),
Ser. A-3, Class III, 5 1/4s, 5/1/33	A1	4,260,000	4,339,321
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
C1, NATL, 5 1/2s, 9/1/24	A	1,250,000	1,238,825
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	3,280,000	3,347,830
			11,349,681

Delaware (0.3%)
DE State Hsg. Auth. Rev. Bonds (Single Family Mtge.),
Ser. B, zero %, 1/1/40	A3	11,815,000	1,399,723
			1,399,723

District of Columbia (1.5%)
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC,
NATL, 5s, 10/1/28	AA-	5,550,000	5,640,521
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev.
Bonds (First Sr. Lien), Ser. A, 5s, 10/1/39	A2	2,000,000	2,004,420
			7,644,941

Florida (5.7%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.), 7s, 4/1/39	A3	3,000,000	3,292,980
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	2,500,000	2,166,225
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds
(Baptist Hosp., Inc.), Ser. A, 5 3/4s, 8/15/29	Baa1	2,500,000	2,404,975
(Baptist Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	3,395,000	3,378,161
FL Hsg. Fin. Corp. Rev. Bonds (Homeowner Mtge.), Ser.
5, 5s, 7/1/34	Aa1	270,000	270,940
FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s,
10/1/31	A1	1,700,000	1,703,434
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s,
6/1/46	A-	4,200,000	3,882,858
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	303,260
Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa3	2,500,000	2,581,275
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.)
Ser. A, 6.8s, 11/15/31	Ba2	1,000,000	932,360
5 3/8s, 11/15/28	BB+/F	1,000,000	800,430
Miami-Dade Cnty., Aviation Rev. Bonds (Miami Intl.
Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	3,000,000	2,970,480
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36 (In default) (NON)	D/P	1,915,000	809,681
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/10 (In default) (NON)	D/P	2,025,000	611,287
South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s,
5/1/28	Aa3	1,500,000	1,498,200
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	1,500,000	917,265
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	485,000	325,988
			28,849,799

Georgia (2.8%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A	4,500,000	4,741,110
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds
(Georgia-Pacific Corp.), 6 1/2s, 6/1/31	B2	900,000	909,738
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds
(Northeast GA Hlth. Care), Ser. B, 5 1/4s, 2/15/45	A+	7,500,000	7,198,650
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	1,400,000	1,286,390
			14,135,888

Hawaii (--%)
HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A,
FNMA Coll., 5 3/4s, 7/1/30	AAA	155,000	155,045
			155,045

Illinois (6.1%)
Chicago, Single Fam. Mtge. Rev. Bonds, Ser. A, GNMA
Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/20	Aaa	925,000	937,700
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A,
NATL, zero %, 1/1/24	AA-	1,600,000	831,600
IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	2,500,000	2,592,550
(IL Rush U. Med. Ctr.), Ser. D, 6 5/8s, 11/1/39	A3	1,490,000	1,585,598
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A3	1,425,000	1,516,428
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	3,000,000	2,771,700
(Alexian), Ser. A, FSA, 5 1/4s, 1/1/22	Aa3	3,775,000	3,961,749
Kendall & Kane Cntys., Cmnty. United School Dist. G.O.
Bonds (No. 115 Yorkville), FGIC, zero %, 1/1/21	A2	1,075,000	619,877
Lake Cnty., Cmnty. Construction School Dist. G.O.
Bonds (No. 073 Hawthorn), NATL, FGIC
zero %, 12/1/21	AA+	1,805,000	1,065,076
zero %, 12/1/21 (Prerefunded)	AA+	145,000	93,873
zero %, 12/1/20	AA+	1,495,000	929,262
zero %, 12/1/20 (Prerefunded)	AA+	155,000	105,442
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick), Ser. A, NATL
zero %, 12/15/30	AAA	25,000,000	7,063,250
zero %, 12/15/22	A2	2,500,000	1,232,950
Metropolitan Pier & Exposition Auth. Rev. Bonds
(McCormack Place Expansion Project), NATL, 5s, 12/15/28	AAA	1,770,000	1,808,922
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	BB/P	1,915,000	1,551,686
Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A,
NATL
zero %, 4/1/25	A1	1,870,000	780,164
zero %, 4/1/21	A1	2,230,000	1,214,413
			30,662,240

Indiana (4.3%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	390,000	366,409
IN Bk. Special Program Gas Rev. Bonds, Ser. A
5 1/4s, 10/15/21	Aa3	180,000	183,456
5 1/4s, 10/15/18	Aa3	2,000,000	2,080,560
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	4,700,000	4,703,901
IN State Fin. Auth. Rev. Bonds (Duke Energy Ind.),
Ser. C, 4.95s, 10/1/40	A2	4,000,000	3,800,280
IN State Fin. Auth. VRDN, Ser. A-3, 0.15s, 2/1/37	VMIG1	3,225,000	3,225,000
IN State Fin. Auth. Edl. Fac. VRDN, Ser. A-1, 0.15s,
2/1/37	VMIG1	700,000	700,000
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	2,500,000	2,528,800
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	1,375,000	1,487,846
NATL, 5.6s, 11/1/16	Baa1	1,550,000	1,667,707
U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO,
5 3/4s, 10/1/28	AAA	1,000,000	1,102,770
			21,846,729

Iowa (1.0%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	3,580,000	4,060,579
IA State Higher Ed. Loan Auth. Rev. Bonds
5s, 10/1/22	BB/F	605,000	557,368
(Wartburg), Ser. A, 5s, 10/1/21	BB/F	605,000	562,892
			5,180,839

Kentucky (0.4%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 5/8s, 10/1/28 (Prerefunded)	AAA/P	1,470,000	1,545,014
6 5/8s, 10/1/28	A-/F	405,000	414,096
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	290,000	287,242
			2,246,352

Maine (0.3%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	B2	1,950,000	1,460,160

			1,460,160

Maryland (0.4%)
MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac
Electric Power Co.), 6.2s, 9/1/22	A3	650,000	744,614
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.), 5 3/4s, 1/1/38	BBB-	550,000	535,810
MD State Indl. Dev. Fin. Auth. Rev. Bonds
(Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	504,170
			1,784,594

Massachusetts (10.7%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	613,652
(MA Biomedical Research), Ser. C, 6 3/8s, 8/1/17	Aa3	2,785,000	2,854,736
(MA Biomedical Research), Ser. C, 6 1/4s, 8/1/20	Aa3	2,850,000	2,917,089
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	1,360,000	1,119,171
MA State Dev. Fin. Agcy. Solid Waste Disp. FRB
(Dominion Energy Brayton), 5s, 2/1/36	A-	1,000,000	899,440
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (Dominion Energy Brayton), Ser. 1, 5 3/4s,
5/1/19	A-	1,500,000	1,591,455
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	1,885,000	2,228,409
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	1,500,000	1,354,695
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	A	22,650,000	23,159,625
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	1,875,000	1,909,931
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,316,367
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28	BB-/P	2,095,000	1,872,909
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	3,790,000	3,852,990
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,572,090
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	A	700,000	701,652
(Care Group), Ser. B-2, NATL, 5s, 2/1/25	A	800,000	777,800
MA State Hlth. & Edl. Fac. Auth. VRDN (Harvard U.),
Ser. R, 0.12s, 11/1/49	VMIG1	2,435,000	2,435,000
MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s,
7/1/13 (Prerefunded)	Aaa	2,010,000	2,457,185
			53,634,196

Michigan (4.6%)
Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	BB	1,435,000	1,118,267
Ser. A, FGIC, 5s, 7/1/30	A+	4,505,000	4,353,812
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	1,300,000	1,246,817
Detroit, City School Dist. G.O. Bonds, Ser. A, FSA,
6s, 5/1/29	AAA	1,000,000	1,088,060
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, FSA,
6 1/4s, 7/1/36	AAA	1,425,000	1,517,696
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	140,000	133,332
MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo
College), 5 1/2s, 12/1/18	A1	500,000	521,195
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,644,375
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A1	2,000,000	1,949,740
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	4,500,000	3,928,365
(Sparrow Hosp.), 5s, 11/15/31	A1	1,350,000	1,254,501
MI State Strategic Fund Mandatory Put Bonds (Dow
Chemical), Ser. A-1, 6 3/4s, 6/2/14	Baa3	100,000	112,010
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,650,000	1,897,302
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	575,000	496,835
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	750,000	624,128
			22,886,435

Minnesota (1.3%)
MN State Hsg. Fin. Agcy. Rev. Bonds
(Single Fam. Mtge.), 6.05s, 7/1/31	Aa1	310,000	318,785
(Res. Hsg.), Ser. M, 5 3/4s, 1/1/37	Aa1	850,000	871,097
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	995,000	956,195
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	3,500,000	3,210,795
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Ba1	1,150,000	1,032,286
			6,389,158

Mississippi (2.2%)
Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds,
Ser. A, 5s, 5/1/37	A3	2,250,000	2,175,120
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.)
5.9s, 5/1/22	BBB	3,000,000	2,999,880
5 7/8s, 4/1/22	BBB	2,330,000	2,329,627
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,015,000	1,050,718
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	270,000	282,995
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	2,000,000	2,066,160

			10,904,500

Missouri (2.4%)
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds, Ser.
2003A (St. Luke's Health), 5 1/2s, 11/15/28 (T)	AAA	10,000,000	10,583,604
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The)), Ser. A, 0.13s, 9/1/30	VMIG1	1,200,000	1,200,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan), Ser. C-1, GNMA Coll., FNMA Coll.,
7.15s, 3/1/32	AAA	380,000	409,275
			12,192,879

Nebraska (0.6%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	BB+	3,000,000	3,059,220
			3,059,220

Nevada (9.9%)
Clark Cnty., Ltd. Tax Bond, 5s, 6/1/33 (T)	AA+	32,285,000	32,326,331
Clark Cnty., Arpt. Rev. Bonds
Ser. A-2, FGIC, 5 1/8s, 7/1/26	Aa3	5,105,000	5,178,155
Ser. A-1, AMBAC, 5s, 7/1/24	Aa3	2,600,000	2,511,782
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB-/P	2,080,000	1,373,736
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC
6.1s, 12/1/38	BBB	3,000,000	3,004,830
5 1/4s, 7/1/34	BBB	3,000,000	2,727,660
Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	AA+	1,000,000	1,023,600
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	B/P	1,160,000	527,638
(No. T-16), 5.1s, 3/1/21	B/P	1,275,000	583,185
(No. T-17), 5s, 9/1/25	BB/P	610,000	437,437
			49,694,354

New Jersey (5.1%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	1,300,000	1,464,463
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,000,000	833,620
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	5,000,000	4,896,750
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,800,000	2,761,556
NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (American
Wtr. Co.), Ser. A, 5.7s, 10/1/39	A2	3,900,000	3,839,316
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,750,000	2,768,260
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	2,500,000	2,479,400
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh
Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,500,000	1,531,875
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.), Ser. A, zero %, 12/15/30	AA-	13,000,000	3,793,920
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	1,350,000	1,047,168
			25,416,328

New Mexico (0.1%)
NM Mtge. Fin. Auth. FRN (Single Fam. Mtge.), Ser. C,
GNMA Coll., FNMA Coll., FHLMC Coll., 5.82s, 9/1/33	AAA	460,000	477,480
			477,480

New York (5.1%)
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (GoodShepherd Village), Ser. A,
6 7/8s, 7/1/40	B/P	320,000	255,626
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	1,400,000	1,400,447
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BB	770,000	663,016
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s,
10/1/36	BB	2,000,000	1,423,000
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	2,100,000	1,529,535
NY City, Indl. Dev. Agcy. Special Fac. FRB (American
Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B-	3,000,000	2,947,950
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	BB	700,000	449,260
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement), 6s, 6/1/43	BBB	1,500,000	1,386,690
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	800,000	721,432
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	6,000,000	6,000,960
Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	A	7,000,000	7,004,130
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 6 5/8s,
10/1/13	BB-	670,000	671,018
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	1,300,000	1,333,930
			25,786,994

North Carolina (1.4%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C,
6 3/4s, 1/1/24	A-	1,000,000	1,168,430
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	779,208
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	985,940
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A, 5s, 1/1/30	A2	800,000	819,616
U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 1/2s, 10/1/34	A3	3,000,000	3,090,420
			6,843,614

North Dakota (1.4%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded)	AAA/P	2,000,000	2,089,760
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg.
& Auxiliary Fac.), FSA, 5s, 4/1/19	AAA	500,000	541,510
ND State Hsg. Fin. Agcy. Rev. Bonds (Hsg. Fin.),
Ser. B, 4.8s, 7/1/37	Aa1	5,010,000	4,602,336
			7,233,606

Ohio (8.3%)
Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care),
Ser. B, 0.15s, 10/1/31	VMIG1	1,000,000	1,000,000
American Muni. Pwr. - Ohio, Inc. Rev. Bonds, 5 1/4s,
2/15/33 (T)	AAA	10,000,000	10,276,450
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A, 5 1/4s, 2/15/43	A1	1,000,000	987,610
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 7/8s, 6/1/47	BBB	5,250,000	4,043,340
5 3/4s, 6/1/34	BBB	14,300,000	11,764,753
5 1/8s, 6/1/24	BBB	2,070,000	1,918,000
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	700,000	465,605
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	3,100,000	3,060,382
OH State Higher Ed. Fac. Comm. Rev. Bonds (John
Carroll U.), 5 1/4s, 11/15/33	A2	500,000	507,835
OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp.
Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	3,000,000	3,187,110
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	4,660,000	4,692,946
			41,904,031

Oklahoma (0.6%)
Durant, Cmnty. Facs. Auth. G.O. Bonds, SGI, 5 3/4s,
11/1/24	A	1,730,000	1,852,588
OK State Cap. Impt. Auth. State Facs. Auth. VRDN
(Higher Ed.), Ser. D3, 0.14s, 7/1/33	VMIG1	1,000,000	1,000,000
			2,852,588

Oregon (1.1%)
Keizer, Special Assmt. Bonds (Keizer Station), Ser. A,
5.2s, 6/1/31	A3	2,320,000	2,362,201
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB-/P	1,040,000	944,653
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	1,250,000	1,343,913
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	700,000	706,930
			5,357,697

Pennsylvania (3.5%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	1,500,000	1,095,225
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.),
5.6s, 3/1/33	Baa1	2,025,000	2,025,203
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
5.4s, 1/1/15	BB/P	1,060,000	1,042,044
5.3s, 1/1/14	BB/P	710,000	708,729
Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes), Ser. A, 5s, 1/1/17	BBB+	1,320,000	1,320,647
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5 1/2s, 3/15/38	BBB	725,000	725,442
Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	A1	1,000,000	1,021,520
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	1,000,000	1,001,520
Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint
Luke's Hosp.), Ser. A, 5 1/2s, 8/15/40	Baa1	1,250,000	1,219,288
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	719,843
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	2,004,525
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	832,265
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser.
C, zero %, 12/1/39	AA	19,000,000	3,192,570
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13
(In default) (NON)	D/P	1,462,206	439
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	550,000	526,801
			17,436,061

Puerto Rico (5.3%)
Cmnwlth. of PR, G.O. Bonds
Ser. B, 6s, 7/1/39	Baa3	5,000,000	5,057,000
Ser. C, 6s, 7/1/39	Baa3	2,500,000	2,528,500
Ser. A, 5s, 7/1/16	Baa3	5,000,000	5,179,950
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/38	Baa3	4,125,000	4,212,038
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/26	BBB+	1,000,000	994,600
Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds
(Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/17	Baa3	1,750,000	1,819,388
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/30	A+	27,000,000	7,036,740
			26,828,216

Rhode Island (--%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/4s, 6/1/42	BBB	200,000	184,202
			184,202

South Carolina (2.6%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5.7s, 4/1/14	BBB	1,000,000	1,059,400
Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds
(SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	A-	2,500,000	2,506,175
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	2,000,000	2,285,320
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	AAA/P	1,300,000	1,403,675
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	2,445,000	2,833,607
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	305,000	353,477
SC Trans. Infrastructure Bk. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/1/27	A1	2,460,000	2,512,078
			12,953,732

South Dakota (0.8%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,450,000	2,404,479
SD Hsg. Dev. Auth. Rev. Bonds
(Home Ownership), Ser. C, 5 3/8s, 5/1/18	AAA	1,255,000	1,259,066
(Home Ownership Mtge.), Ser. J, 4 1/2s, 5/1/17	AAA	500,000	510,090
			4,173,635

Tennessee (0.5%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/25 (Prerefunded)	Baa1	2,000,000	2,291,580
			2,291,580

Texas (14.7%)
Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. (Sears
Methodist Retirement), 6s, 11/15/29	B+/P	1,050,000	858,155
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	3,250,000	3,208,464
Brazoria Cnty., Brazos River Harbor Naval Dist. Env.
FRN (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB-	400,000	395,980
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33	CCC	500,000	352,505
5s, 3/1/41	CCC	500,000	229,785
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	BBB-	2,850,000	2,790,521
Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	BBB+	4,000,000	3,890,800
Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s,
12/1/33 (T)	AAA	20,000,000	20,657,130
Gulf Coast, Waste Disp. Auth. Rev. Bonds
(Valero Energy Corp.), 6.65s, 4/1/32	Baa2	1,000,000	1,001,470
Ser. A, 6.1s, 8/1/24	BBB	550,000	551,001
Harris Cnty., Houston Sports Auth. Rev. Bonds, Ser. H,
NATL, zero %, 11/15/25	A	11,000,000	4,094,750
Lower CO River Auth. Rev. Bonds, 5 3/4s, 5/15/37	A1	2,400,000	2,501,688
Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No.
1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	1,500,000	1,253,175
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	1,200,000	1,195,188
North TX Thruway Auth. Rev. Bonds, Ser. D, AGO, zero
%, 1/1/28	AAA	7,800,000	2,810,964
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,300,000	1,389,270
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,000,000	2,025,220
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6.5s, 1/1/15) 2043 (STP)	A2	4,000,000	2,992,880
Port Corpus Christi Indl. Dev. Corp. Rev. Bonds
(Valero), Ser. C, 5.4s, 4/1/18	Baa2	1,535,000	1,534,831
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,350,000	2,410,630
San Antonio Wtr. Rev. Bonds, Ser. A, FSA, 5s, 5/15/32	AAA	2,000,000	2,063,400
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.),
5 1/4s, 11/15/37	A-	1,100,000	1,029,831
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)

6s, 7/1/29	Baa3	2,000,000	1,877,900
6s, 7/1/19	Baa3	1,700,000	1,695,070
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5s, 12/15/15	A2	3,000,000	3,147,360
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Baa1	8,000,000	7,817,200
			73,775,168

Utah (2.0%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A, NATL,
U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	A+	7,910,000	8,186,850
Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s,
5/15/20 (Prerefunded)	AAA/P	2,000,000	2,002,060
			10,188,910

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	AAA	130,000	132,822
Ser. 19A, FSA, 4.62s, 5/1/29	AAA	500,000	499,115
			631,937

Virginia (1.2%)
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A
6.7s, 6/1/27	BB+/P	735,000	735,691
6.7s, 6/1/27 (Prerefunded)	BB+/P	265,000	299,007
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	Baa1	2,500,000	2,374,025
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	2,100,000	2,392,656
			5,801,379

Washington (2.7%)
Chelan Cnty. Dev. Corp. Rev. Bonds (Alcoa), 5.85s,
12/1/31	Baa3	4,000,000	3,833,359
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A
5s, 12/1/22	A	940,000	974,432
5s, 12/1/21	A	940,000	979,480
Port of Seattle Rev. Bonds, Ser. B, NATL, 5.8s, 2/1/20	Aa2	1,000,000	1,007,600
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	898,326
6 1/2s, 6/1/26	BBB	5,025,000	5,094,697
WA State Hlth. Care Fac. Auth. Rev. Bonds, Ser. C,
Radian Insd., 5 3/8s, 8/15/28	Baa2	900,000	859,833
			13,647,727

West Virginia (1.3%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	BBB	3,450,000	3,074,916
Mason Cnty., Poll. Control FRB (Appalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/11	BBB	750,000	761,108
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	Ba3	2,025,000	1,841,596
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P	935,000	885,221
			6,562,841

Wisconsin (4.4%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded)	AAA	7,000,000	7,963,830
6 3/8s, 6/1/32 (Prerefunded)	AAA	8,600,000	9,660,810
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	AA-	2,500,000	2,833,425
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	1,500,000	1,607,805
			22,065,870

Wyoming (0.8%)
Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin
Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	2,000,000	2,102,580
WY Muni. Pwr. Agcy. Rev. Bonds (Pwr. Supply), Ser. A,
5 1/2s, 1/1/33	A2	950,000	995,211
WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds (Pwr.
Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	1,063,850
			4,161,641

TOTAL INVESTMENTS

Total investments (cost $715,988,562)(b)			$717,595,970

NOTES

(a) Percentages indicated are based on net assets of $502,624,335.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at January 31, 2010 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at January 31, 2010 and does not reflect any subsequent changes.

(b) The aggregate identified cost on a tax basis is $716,043,257, resulting in gross unrealized appreciation and depreciation of $24,106,779 and $22,554,066, respectively, or net unrealized appreciation of $1,552,713.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.

Debt obligations are considered secured unless otherwise indicated.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at January 31, 2010.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2010 (as a percentage of net assets):

Healthcare	34.7%
Utilities	22.7
Prerefunded	11.0
Local Government	10.8
Land	10.0
Transportation	10.0

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (“TOB trust”) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At January 31, 2010, the fund’s investments with a value of $73,843,515 were held by the TOB trust and served as collateral for $36,163,284 in floating-rate bonds outstanding. During the period ended January 31, 2010, the fund incurred interest expense of $99,810 for these investments based on an average interest rate of 0.28%.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	--	717,595,970	--

Totals by level	$--	$717,595,970	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010